LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

	2011
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	115,588	1,467,999	-	1,583,587
Variable Rate	56,438	298,876	23,009	378,323
Subordinated Debt:
Fixed Rate	13,823	470,694	-	484,517
Variable Rate	5,265	141,774	-	147,039
Other
Fixed Rate	51,611	49,389	39,318	140,318
Variable Rate	29,608	172,500	1,479	203,587
Total	272,333	2,601,232	63,806	2,937,371

Long Term Debt Long Term Senior Debt Tables [Text Block]

2010
(EUR in thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

2011
(EUR in thousands)
Fixed, with a weighted average rate of 3.75%, maturing up until 2016 and denominated in EUR	1,139,485
Fixed, with a weighted average rate of 5.62%, maturing up until 2016 and denominated in USD	444,102
Total	1,583,587
Variable, with a weighted average rate of 2.42%, maturing up until 2016 and denominated in EUR	335,944
Variable, with a weighted average rate of 2.06%, maturing up until 2012 and denominated in USD	19,134
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,245
Total	378,323

The financial conditions of the long-term senior fixed rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 2013	USD	110.0	39.0	Fixed interest rate of 6.5%	Semi-annually
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	1,500.0(1)	6.1	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
NBG Finance Plc	Fixed Rate Notes, guaranteed by the Bank	September 21, 2010	February 22, 2012	EUR	80.0(2)	-	Fixed interest rate of 2.07%	Semi-annually
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500.0	3.0	Fixed interest rate of 5.5%	Semi-annually
(1)	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. During 2011, net gains of EUR 103.3 million (2010: net gains of EUR 224.4 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 190.3 million were attributable to changes in instrument specific credit risk (2010: EUR 284.9 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2011 were EUR 1,059.3 million and EUR 1,497.8 million respectively (2010: EUR 1,160.7 million and EUR 1,495.9 million, respectively).
(2)	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.

Long-term senior fixed rate debt redeemed in 2011 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 24, 2011	USD	110.0	(December 31, 2010: 50.0)
Fixed rate loans
Finansbank	Credit card secured loan	March 31, 2006	April 13, 2011	TL	300.0	0

The financial conditions of the major long-term senior variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Series 2005-A Floating Rate Notes ( secured on Finansbank’s Diversified Payment Rights)	March 15, 2005	March 2012	USD	500.0(1)	55.5	Three-month Libor plus 180 bps	Quarterly
Variable rate notes
European Investment Bank	Fixed Rate Notes, guaranteed by the Bank	September 1, 2009	September, 2016	EUR	250.0	0	Three-month Euribor plus 0.576 bps	Quarterly
(1)	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.0 million (2010: USD 156.0 million).

Long-term senior variable rate debt repurchased in 2011, are as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in million
Covered bonds
NBG	Floating rate covered bonds-First Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
NBG	Floating rate covered bonds-Second Series(1)	November 28, 2008	August 3, 2011	EUR	50.0
Financings under the Hellenic Republic Bank Support Plan
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	700.0(2)
NBG	Floating Rate Notes-Pillar II	May 4, 2010	December 20, 2011	EUR	207.0(2)
(1)	The Bank proceeded with the repurchase and cancellation of EUR 50.0 million covered bonds which was the remaining part of the 1st Series of EUR 1.0 billion and EUR 50.0 million covered bonds which was the remaining part of the 2nd Series of EUR 1.0 billion, both of which were issued on November 28, 2008 and under the first covered bond program of EUR 10.0 billion (see also Note 13).
(2)	The Bank repurchased Notes of total amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million) that were held by third parties. Therefore, the total amount based on the original issue of EUR 1,345.0 million is held by the Bank (see Note 18 to the U.S. GAAP Financial Statements).

Long Term Debt Long Term Subordinated Debt Tables [Text Block]

Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2010
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

2011
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	443,292
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	41,225
Total	484,517
Variable, with a weighted average rate of 3.33%, redeemable on or after July 2013 and denominated in EUR	50,756
Variable, with a weighted average rate of 2.60%, redeemable on or after Nov. 2014 and denominated in EUR	27,070
Variable, with a weighted average rate of 5.91%, redeemable on or after Feb. 2015 and denominated in EUR	31,548
Variable, with a weighted average rate of 2.30%, redeemable on or after Nov. 2014 and denominated in USD	37,665
Total	147,039

Long-Term Subordinated debt
The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2011, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Floating Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375.0	-	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	Quarterly
NBG Finance Plc(2)	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	450.0	20.0	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Floating Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350.0	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350.0	-	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180.0	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230.0	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity. Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C. Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C.
(2)	On July 23, 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450.0 million through its UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange.

Subordinated debt repurchased in 2011 is as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in billion
Subordinated fixed rate notes
NBG Finance Plc	Subordinated Callable Fixed Rate Notes	June 28, 2005	June 20, 2011	JPY	30.0
(1)	On June 20, 2011, the Bank proceeded in the entire repurchase of the JPY 30.0 billion Subordinated Callable Fixed Rate Notes issued by the NBG Finance Plc in June 2005 and guaranteed on a subordinated basis by the Bank. The Notes mature in June 2035, however they could be redeemed at the option of the Bank in or after June 2011. These notes had been designated as financial liability at fair value through profit or loss. The carrying amount and amortized cost as at December 31, 2010 were EUR 100.4 million and EUR 276.2 million, respectively.